Retirement Benefit Plans (Changes in defined benefit plan obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans [Member]
Benefit obligation, beginning balance	$ 383.3	$ 336.1
Service cost	4.5	4.4	4.1
Interest cost	19.6	19.1	18.2
Contributions from plan participants	0	0
Actuarial (gains)/losses	15.0	41.8
Exchange difference	19.6	(4.1)
Benefits paid	(15.3)	(14.0)
Benefit obligation, ending balance	426.7	383.3	336.1
Medical Plan [Member]
Benefit obligation, beginning balance	48.1	52.4
Service cost	0.3	0.5	0.6
Interest cost	2.1	2.3	2.7
Contributions from plan participants	0.5	0.5
Actuarial (gains)/losses	4.4	(5.2)
Exchange difference	0	0
Benefits paid	(2.2)	(2.4)
Benefit obligation, ending balance	$ 53.2	$ 48.1	$ 52.4